Credit Facility (Tables)	12 Months Ended
Apr. 29, 2017
Credit Facility

The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Credit facility at period end	$64,900	47,200	—
Average balance outstanding during the period	$96,297	66,948	18,227
Maximum borrowings outstanding during the period	$285,278	293,200	202,800
Weighted average interest rate during the period (a)	5.77%	8.21%	38.18%
Interest rate at end of period	3.73%	2.69%	0.00%

(a)	Includes commitment fees.